Filed pursuant to Rule 497(e)
1933 Act File No. 033-06836
1940 Act File No. 811-04722

PROVIDENT MUTUAL FUNDS, INC.
Provident Trust Strategy Fund
(the “Fund”)

Supplement dated June 17, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”) dated January 31, 2025

Effective June 30, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:
Regular Mail:
Provident Trust Strategy Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
Overnight Delivery:
Provident Trust Strategy Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307
If you have any questions, please call the Fund at 1-855-739-9950.
Investors should retain this supplement for future reference.